Commitments and Contingent Liabilities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Royalties	$ 569	$ 130	$ 55
Contingent liability for royalties	$ 683
Operating lease expiration date	Feb. 28, 2022
Lease expense	$ 888	$ 707	$ 761
Total bank guarantees provided to customers and others	$ 421
Israel Innovation Authority [Member]
Grants received percentage	100.00%
Grants received	$ 5,543
Israel Innovation Authority [Member] | Minimum [Member]
Royalties payable, percent of sales	3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Royalties payable, percent of sales	5.00%